Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,547,370,000.00
Previously Paid Amount	0.00
Total Fee Amount	236,902.35
Total Offset Amount	0.00
Net Fee	$ 236,902.35